SHARE-BASED COMPENSATION - Significant assumptions used to estimate the fair value of stock options (Details) - Share options - ¥ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2023
SHARE-BASED COMPENSATION
Suboptimal exercise factor	¥ 2.8	¥ 2.8
Risk-free interest rate	4.68%	3.61%
Volatility	51.75%	49.31%
Dividend yield	4.60%	0.80%
Life of option	8 years	10 years